UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semiannual reports to shareholders for the period ended September 30, 2023:

•John Hancock Diversified Real Assets Fund

•John Hancock Fundamental Equity Income Fund

•John Hancock Mid Cap Growth Fund

Semiannual report
John Hancock
Diversified Real Assets Fund
Alternative
September 30, 2023

A message to shareholders
Dear shareholder,
The world equity markets posted mixed results during the six months ended September 30, 2023. After a strong start to the period, developed market stocks turned lower in July on concerns that rising oil prices would contribute to a reacceleration of inflation and prompt global central banks to keep interest rates higher for longer. In addition, a string of weaker-than-expected economic data and renewed instability in China’s property sector raised the prospect of slowing global growth. The conflict in the Gaza Strip, which started just after period end, could signal more volatility. Emerging markets posted losses for the period while Canada and the United States outpaced their global peers in relative terms.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Real Assets Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
17	Financial statements
20	Financial highlights
21	Notes to financial statements
28	Evaluation of advisory and subadvisory agreements by the Board of Trustees
35	More information
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2023 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2023 (% of net assets)
Prologis, Inc.	3.2
Exxon Mobil Corp.	2.9
Shell PLC	2.6
Chevron Corp.	2.4
Equinix, Inc.	2.4
Freeport-McMoRan, Inc.	1.8
Canadian Natural Resources, Ltd.	1.7
ConocoPhillips	1.7
Welltower, Inc.	1.6
TotalEnergies SE	1.5
TOTAL	21.8
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 9/30/2023 (% of net assets)
United States	55.6
Canada	18.9
United Kingdom	6.9
Japan	3.5
Australia	3.3
France	3.2
Norway	1.2
Hong Kong	1.0
Other countries	6.4
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2023	Ending value on 9-30-2023	Expenses paid during period ended 9-30-2023[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$992.90	$4.33	0.87%
	Hypothetical example	1,000.00	1,020.70	4.40	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-23 (unaudited)
	Shares	Value
Common stocks 98.1%		$961,685,310
(Cost $795,710,221)
Communication services 1.4%		14,137,877
Diversified telecommunication services 0.8%
Cellnex Telecom SA (A)(B)	78,472	2,729,413
JTOWER, Inc. (B)(C)	33,100	1,358,491
Nippon Telegraph & Telephone Corp.	2,995,125	3,545,136
Wireless telecommunication services 0.6%
KDDI Corp.	106,800	3,269,199
SK Telecom Company, Ltd.	83,990	3,235,638
Consumer discretionary 1.3%		13,037,884
Hotels, restaurants and leisure 0.8%
Hyatt Hotels Corp., Class A	37,394	3,966,756
Oriental Land Company, Ltd.	39,180	1,285,404
Whitbread PLC	34,177	1,438,617
Wynn Resorts, Ltd.	14,240	1,315,918
Household durables 0.5%
Kaufman & Broad SA	17,192	500,947
Sekisui House, Ltd.	126,600	2,519,522
Sumitomo Forestry Company, Ltd.	16,600	421,034
The Berkeley Group Holdings PLC	31,832	1,589,686
Consumer staples 0.1%		972,094
Consumer staples distribution and retail 0.1%
Alimentation Couche-Tard, Inc.	19,141	972,094
Energy 35.2%		344,796,470
Energy equipment and services 2.9%
Aker Solutions ASA	144,753	582,449
Baker Hughes Company	57,946	2,046,653
ChampionX Corp.	34,564	1,231,170
Enerflex, Ltd. (C)	158,088	907,849
Halliburton Company	175,566	7,110,423
Helmerich & Payne, Inc.	27,899	1,176,222
Noble Corp. PLC	24,219	1,226,692
Patterson-UTI Energy, Inc. (C)	139,573	1,931,690
Schlumberger, Ltd.	176,908	10,313,736
TechnipFMC PLC	90,159	1,833,834
Oil, gas and consumable fuels 32.3%
Advantage Energy, Ltd. (B)	180,659	1,232,990
Aker BP ASA	86,726	2,394,683
Antero Resources Corp. (B)	28,960	735,005
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ARC Resources, Ltd.	131,178	$2,093,826
BP PLC	2,324,396	14,982,996
Cameco Corp.	202,710	8,042,733
Canadian Natural Resources, Ltd.	264,349	17,095,834
Cenovus Energy, Inc.	592,340	12,333,057
Cheniere Energy, Inc.	10,313	1,711,545
Chevron Corp.	141,140	23,799,027
ConocoPhillips	137,230	16,440,154
Coterra Energy, Inc.	164,122	4,439,500
Denbury, Inc. (B)	12,887	1,263,055
Devon Energy Corp.	101,346	4,834,204
Diamondback Energy, Inc.	32,008	4,957,399
Enbridge, Inc. (C)	32,449	1,076,982
Energy Fuels, Inc. (B)(C)	59,455	488,509
Enerplus Corp.	169,336	2,979,665
EOG Resources, Inc.	73,892	9,366,550
EQT Corp.	157,286	6,382,666
Equinor ASA	214,325	7,023,870
Exxon Mobil Corp.	238,284	28,017,434
Galp Energia SGPS SA	256,304	3,796,407
Hess Corp.	32,948	5,041,044
Imperial Oil, Ltd.	64,382	3,965,543
Kelt Exploration, Ltd. (B)	281,855	1,504,472
Keyera Corp.	105,545	2,478,064
Marathon Petroleum Corp.	63,680	9,637,331
MEG Energy Corp. (B)	135,042	2,627,764
Neste OYJ	25,323	857,655
NexGen Energy, Ltd. (B)(C)	464,039	2,777,572
NuVista Energy, Ltd. (B)	157,127	1,503,884
Occidental Petroleum Corp.	89,567	5,811,107
Pembina Pipeline Corp.	133,200	4,005,071
Phillips 66	52,060	6,255,009
Pioneer Natural Resources Company	52,172	11,976,083
Shell PLC	794,675	25,186,759
Suncor Energy, Inc.	389,915	13,409,114
Targa Resources Corp.	43,934	3,766,022
TC Energy Corp. (C)	54,804	1,884,701
The Williams Companies, Inc.	224,510	7,563,742
Topaz Energy Corp.	47,733	753,115
TotalEnergies SE	231,317	15,208,946
Tourmaline Oil Corp.	71,649	3,605,529
Valero Energy Corp.	66,067	9,362,355
Woodside Energy Group, Ltd., ADR (C)	75,860	1,766,779
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 0.3%		$2,708,169
Financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	7,731	2,708,169
Industrials 1.9%		19,068,235
Commercial services and supplies 0.0%
Aker Carbon Capture ASA (B)	106,824	112,269
Construction and engineering 0.6%
Vinci SA	36,229	4,008,053
WillScot Mobile Mini Holdings Corp. (B)	34,476	1,433,857
Electrical equipment 0.4%
Array Technologies, Inc. (B)	23,875	529,786
Plug Power, Inc. (B)(C)	23,133	175,811
SunPower Corp. (B)(C)	49,841	307,519
Sunrun, Inc. (B)	65,644	824,489
Vestas Wind Systems A/S (B)	100,905	2,158,750
Ground transportation 0.3%
Canadian National Railway Company	27,433	2,970,823
Industrial conglomerates 0.1%
CK Hutchison Holdings, Ltd.	247,932	1,316,293
Machinery 0.1%
Chart Industries, Inc. (B)(C)	4,958	838,497
Transportation infrastructure 0.4%
Aena SME SA (A)	16,579	2,494,768
Shanghai International Airport Company, Ltd., Class A (B)	364,200	1,897,320
Information technology 1.1%		10,459,877
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	6,121	631,198
IT services 0.2%
NEXTDC, Ltd. (B)	197,090	1,559,452
Semiconductors and semiconductor equipment 0.8%
Analog Devices, Inc.	8,058	1,410,875
Enphase Energy, Inc. (B)	10,898	1,309,395
First Solar, Inc. (B)	8,383	1,354,609
ON Semiconductor Corp. (B)	14,100	1,310,595
Power Integrations, Inc.	16,660	1,271,325
SolarEdge Technologies, Inc. (B)	7,194	931,695
Wolfspeed, Inc. (B)(C)	17,867	680,733
Materials 17.1%		167,217,330
Chemicals 0.6%
Air Liquide SA	3,519	592,711
Albemarle Corp.	4,583	779,293
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

	Shares	Value
Materials (continued)
Chemicals (continued)
Dow, Inc.	11,788	$607,789
DuPont de Nemours, Inc.	10,022	747,541
LyondellBasell Industries NV, Class A	5,142	486,947
NanoXplore, Inc. (B)(C)	174,300	336,216
Nutrien, Ltd.	19,185	1,184,788
Nutrien, Ltd. (New York Stock Exchange)	7,975	492,536
Containers and packaging 0.1%
Smurfit Kappa Group PLC	36,000	1,192,101
Metals and mining 16.0%
Agnico Eagle Mines, Ltd.	183,313	8,329,894
Agnico Eagle Mines, Ltd. (New York Stock Exchange) (C)	13,028	592,123
Alcoa Corp.	107,091	3,112,064
Allkem, Ltd. (B)	30,000	224,323
Altius Minerals Corp. (C)	41,376	668,962
Anglo American PLC	45,622	1,252,770
AngloGold Ashanti PLC (C)	31,064	490,811
Antofagasta PLC	3,457	60,013
Arch Resources, Inc.	5,815	992,388
Artemis Gold, Inc. (B)(C)	238,421	1,018,106
Aya Gold & Silver, Inc. (B)(C)	99,658	534,884
B2Gold Corp.	259,459	744,995
Barrick Gold Corp.	462,033	6,711,512
BHP Group, Ltd., ADR (C)	244,025	13,880,142
Boliden AB	30,598	878,065
Bravo Mining Corp. (B)	72,000	163,269
Calibre Mining Corp. (B)(C)	240,000	229,707
Canada Nickel Company, Inc. (B)	825,000	747,101
Capstone Copper Corp. (B)	1,005,167	4,262,663
Champion Iron, Ltd. (C)	694,891	2,778,029
Constellium SE (B)	118,300	2,153,060
Endeavour Mining PLC	91,278	1,788,935
ERO Copper Corp. (B)(C)	201,182	3,468,936
Filo Corp. (B)(C)	40,000	597,534
First Quantum Minerals, Ltd.	275,345	6,505,298
Foran Mining Corp. (B)(C)	200,000	546,291
Franco-Nevada Corp.	22,180	2,961,089
Freeport-McMoRan, Inc.	463,524	17,284,810
Glencore PLC	160,299	912,830
Global Atomic Corp. (B)(C)	126,500	212,347
Gold Fields, Ltd., ADR (C)	87,794	953,443
Hudbay Minerals, Inc. (C)	639,609	3,112,693
IGO, Ltd.	170,000	1,364,256
10	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Iluka Resources, Ltd.	90,600	$442,467
Ivanhoe Electric, Inc. (B)(C)	98,550	1,172,745
Ivanhoe Mines, Ltd., Class A (B)(C)	493,735	4,231,235
K92 Mining, Inc. (B)(C)	205,720	873,922
Karora Resources, Inc. (B)(C)	655,345	1,847,945
Kinross Gold Corp.	657,844	2,998,015
Lithium Americas Corp. (B)(C)	44,400	754,465
Lucara Diamond Corp. (B)	420,070	120,616
Lundin Gold, Inc.	73,797	828,569
Lundin Mining Corp.	346,069	2,581,026
MAG Silver Corp. (B)	51,275	530,021
Marathon Gold Corp. (B)(C)	655,305	289,478
Nevada Copper Corp. (B)(C)	265,550	32,259
Newcrest Mining, Ltd.	22,643	356,775
Newcrest Mining, Ltd. (Toronto Stock Exchange)	5,513	87,023
Newmont Corp.	136,755	5,053,097
Nickel 28 Capital Corp. (B)(C)	356,691	241,602
Norsk Hydro ASA	339,564	2,124,937
Nouveau Monde Graphite, Inc. (B)	87,617	231,309
Nucor Corp.	4,956	774,871
OceanaGold Corp.	312,106	611,229
Osisko Mining, Inc. (B)	268,234	485,813
Pan American Silver Corp. (C)	146,066	2,114,233
Pan American Silver Corp., CVR (B)	83,300	44,566
Piedmont Lithium, Inc. (B)(C)	31,600	1,254,520
Rio Tinto PLC, ADR (C)	135,902	8,648,803
Sandstorm Gold, Ltd.	27,979	130,806
Seabridge Gold, Inc. (B)(C)	40,338	425,566
Sierra Rutile Holdings, Ltd. (B)	98,000	11,938
Sigma Lithium Corp. (B)(C)	37,900	1,229,710
SilverCrest Metals, Inc. (B)(C)	138,340	611,110
Skeena Resources, Ltd. (B)(C)	291,000	1,330,469
SolGold PLC (B)(C)	2,609,000	403,379
South32, Ltd.	446,666	964,445
Southern Copper Corp.	4,836	364,102
SSR Mining, Inc.	105,191	1,397,125
Steel Dynamics, Inc.	4,664	500,074
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)	5,192,000	993,867
Teck Resources, Ltd., Class B	215,565	9,278,064
Torex Gold Resources, Inc. (B)	20,837	216,769
Trilogy Metals, Inc. (B)	696,952	338,662
Triple Flag Precious Metals Corp. (B)(C)	121,906	1,593,311
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	11

	Shares	Value
Materials (continued)
Metals and mining (continued)
U.S. Steel Corp.	6,606	$214,563
Vale SA, ADR	78,952	1,057,957
Warrior Met Coal, Inc.	22,324	1,140,310
Wesdome Gold Mines, Ltd. (B)(C)	123,889	646,695
Wheaton Precious Metals Corp.	141,801	5,754,516
Paper and forest products 0.4%
Canfor Corp. (B)	32,125	399,005
Interfor Corp. (B)	97,319	1,443,753
West Fraser Timber Company, Ltd.	28,737	2,086,328
Real estate 34.4%		337,427,241
Diversified REITs 1.9%
American Assets Trust, Inc.	133,080	2,588,406
Empire State Realty Trust, Inc., Class A	693,277	5,573,947
Land Securities Group PLC	261,000	1,870,868
Lar Espana Real Estate Socimi SA	193,337	1,131,245
Mirvac Group	1,585,707	2,155,276
Sekisui House REIT, Inc.	2,366	1,317,994
Stockland	840,870	2,104,506
United Urban Investment Corp.	1,332	1,386,679
Health care REITs 2.9%
CareTrust REIT, Inc.	335,768	6,883,244
Omega Healthcare Investors, Inc.	164,004	5,438,373
Welltower, Inc.	195,152	15,986,852
Hotel and resort REITs 0.5%
Japan Hotel REIT Investment Corp.	2,192	1,144,529
Ryman Hospitality Properties, Inc.	48,252	4,018,427
Industrial REITs 5.0%
EastGroup Properties, Inc.	53,313	8,878,214
Goodman Group	146,483	2,007,673
Mapletree Logistics Trust	784,700	961,992
Plymouth Industrial REIT, Inc.	225,245	4,718,883
Prologis Property Mexico SA de CV	191,570	660,203
Prologis, Inc.	283,884	31,854,624
Office REITs 1.4%
Gecina SA	26,858	2,738,389
Kilroy Realty Corp.	115,584	3,653,610
Orix JREIT, Inc.	1,506	1,806,248
SL Green Realty Corp.	146,151	5,451,432
Real estate management and development 4.9%
Arealink Company, Ltd.	75,000	1,476,812
Castellum AB	114,332	1,158,931
12	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
CBRE Group, Inc., Class A (B)	54,015	$3,989,548
CK Asset Holdings, Ltd.	481,865	2,531,041
Colliers International Group, Inc.	20,528	1,954,940
Corp. Inmobiliaria Vesta SAB de CV	412,000	1,356,036
Corp. Inmobiliaria Vesta SAB de CV, ADR (C)	136,594	4,489,845
Daito Trust Construction Company, Ltd.	24,700	2,601,741
Emaar Properties PJSC	1,096,630	2,399,904
Mitsui Fudosan Company, Ltd.	222,327	4,896,533
Nomura Real Estate Holdings, Inc.	122,200	3,067,900
Sagax AB, B Shares	58,227	1,106,049
Savills PLC	82,157	865,492
Sino Land Company, Ltd.	1,456,627	1,638,174
Swire Pacific, Ltd., Class A	263,000	1,771,441
TAG Immobilien AG (B)	250,101	2,613,088
The Wharf Holdings, Ltd.	886,000	2,217,557
Tokyu Fudosan Holdings Corp.	233,200	1,432,911
Tricon Residential, Inc.	329,248	2,436,435
UOL Group, Ltd.	479,900	2,244,766
VGP NV	17,537	1,626,787
Residential REITs 5.3%
American Homes 4 Rent, Class A	277,910	9,362,788
AvalonBay Communities, Inc.	88,386	15,179,412
Boardwalk Real Estate Investment Trust	61,305	3,015,488
Comforia Residential REIT, Inc.	1,113	2,466,803
Essex Property Trust, Inc.	32,045	6,796,424
Sun Communities, Inc.	20,205	2,391,060
The UNITE Group PLC	75,012	817,791
UDR, Inc.	170,599	6,085,266
Veris Residential, Inc.	366,473	6,046,805
Retail REITs 4.4%
Brixmor Property Group, Inc.	471,434	9,796,399
Frasers Centrepoint Trust	750,100	1,198,998
Getty Realty Corp.	130,001	3,604,928
Hammerson PLC	3,341,846	1,022,860
Kite Realty Group Trust	95,541	2,046,488
Klepierre SA	89,051	2,180,465
NewRiver REIT PLC	1,406,736	1,366,904
Phillips Edison & Company, Inc.	163,851	5,495,563
Shaftesbury Capital PLC	1,364,205	1,905,558
Simon Property Group, Inc.	57,468	6,208,268
Tanger Factory Outlet Centers, Inc.	255,132	5,765,983
Vicinity, Ltd.	1,620,040	1,755,722
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	13

	Shares	Value
Real estate (continued)
Retail REITs (continued)
Wereldhave NV	55,112	$876,015
Specialized REITs 8.1%
American Tower Corp.	30,651	5,040,557
CubeSmart	105,411	4,019,321
Digital Realty Trust, Inc.	65,677	7,948,231
EPR Properties	102,707	4,266,449
Equinix, Inc.	31,596	22,946,911
Iron Mountain, Inc.	132,359	7,868,743
Keppel DC REIT	1,384,700	2,102,415
Public Storage	55,611	14,654,611
VICI Properties, Inc.	334,030	9,720,273
Weyerhaeuser Company	41,298	1,266,197
Utilities 5.3%		51,860,133
Electric utilities 2.3%
American Electric Power Company, Inc.	34,589	2,601,785
Constellation Energy Corp.	16,805	1,833,089
Duke Energy Corp.	29,202	2,577,369
Edison International	45,967	2,909,251
EDP - Energias de Portugal SA	181,213	753,474
Enel SpA	448,615	2,751,242
Exelon Corp.	77,292	2,920,865
FirstEnergy Corp.	61,457	2,100,600
Iberdrola SA	239,557	2,679,313
NextEra Energy, Inc.	36,237	2,076,018
Gas utilities 0.3%
Atmos Energy Corp.	26,554	2,812,865
Independent power and renewable electricity producers 1.1%
Brookfield Renewable Corp., Class A	17,294	414,018
Brookfield Renewable Partners LP	80,898	1,758,723
China Longyuan Power Group Corp., Ltd., H Shares	2,480,081	2,150,911
RWE AG	85,703	3,181,279
The AES Corp.	84,477	1,284,050
Vistra Corp.	56,261	1,866,740
Multi-utilities 1.3%
Dominion Energy, Inc.	26,379	1,178,350
Engie SA	241,266	3,700,097
National Grid PLC	252,422	3,018,822
Public Service Enterprise Group, Inc.	27,787	1,581,358
Sempra	45,043	3,064,275
Water utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	217,900	2,645,639
14	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Warrants 0.1%		$698,315
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,146	698,315

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.4%				$53,364,690
(Cost $53,356,251)
U.S. Government 0.7%				7,541,175
U.S. Treasury Bill	5.270	10-10-23	7,550,000	7,541,175
U.S. Government Agency 0.3%				3,100,000
Federal Home Loan Bank Discount Note	5.200	10-02-23	3,100,000	3,100,000

	Yield (%)	Shares	Value
Short-term funds 3.6%			35,123,515
John Hancock Collateral Trust (E)	5.2943(F)	3,513,863	35,123,515

	Par value^	Value
Repurchase agreement 0.8%		7,600,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-29-23 at 5.300% to be repurchased at $2,200,972 on 10-2-23, collateralized by $2,492,500 U.S. Treasury Notes, 2.375% due 3-31-29 (valued at $2,244,073)	2,200,000	2,200,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-29-23 at 5.290% to be repurchased at$5,402,381 on 10-2-23, collateralized by $3,406,800 U.S. Treasury Bills, 0.000% due 12-19-23 (valued at $3,366,055), $233,900 Federal Home Loan Mortgage Corp., 3.000% - 5.500% due 12-1-27 to 12-1-35 (valued at $223,344) and $2,179,808 Federal National Mortgage Association, 3.000% - 4.000% due 10-1-50 to 5-1-51 (valued at $1,918,656)	5,400,000	5,400,000

Total investments (Cost $849,066,472) 103.6%	$1,015,748,315
Other assets and liabilities, net (3.6%)	(34,943,320)
Total net assets 100.0%	$980,804,995

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	15

(C)	All or a portion of this security is on loan as of 9-30-23.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 9-30-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 9-30-23, the aggregate cost of investments for federal income tax purposes was $881,369,649. Net unrealized appreciation aggregated to $134,378,666, of which $173,420,590 related to gross unrealized appreciation and $39,041,924 related to gross unrealized depreciation.
16	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $813,949,826) including $35,452,140 of securities loaned	$980,624,800
Affiliated investments, at value (Cost $35,116,646)	35,123,515
Total investments, at value (Cost $849,066,472)	1,015,748,315
Cash	624,308
Foreign currency, at value (Cost $274,707)	274,712
Dividends and interest receivable	2,309,611
Receivable for fund shares sold	36,289
Receivable for investments sold	1,257,949
Receivable for securities lending income	42,534
Other assets	103,220
Total assets	1,020,396,938
Liabilities
Payable for investments purchased	4,301,039
Payable upon return of securities loaned	35,112,882
Payable to affiliates
Accounting and legal services fees	60,253
Trustees’ fees	1,147
Other liabilities and accrued expenses	116,622
Total liabilities	39,591,943
Net assets	$980,804,995
Net assets consist of
Paid-in capital	$846,481,897
Total distributable earnings (loss)	134,323,098
Net assets	$980,804,995

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($980,804,995 ÷ 88,288,255 shares)	$11.11
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	17

STATEMENT OF OPERATIONS For the six months ended 9-30-23 (unaudited)

Investment income
Dividends	$18,269,323
Interest	256,017
Securities lending	309,185
Less foreign taxes withheld	(941,750)
Total investment income	17,892,775
Expenses
Investment management fees	4,470,368
Accounting and legal services fees	106,182
Trustees’ fees	14,039
Custodian fees	176,796
Printing and postage	12,947
Professional fees	62,097
Other	34,715
Total expenses	4,877,144
Less expense reductions	(301,454)
Net expenses	4,575,690
Net investment income	13,317,085
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(13,516,579)
Affiliated investments	9,318
(13,507,261)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(4,439,258)
Affiliated investments	(12,672)
(4,451,930)
Net realized and unrealized loss	(17,959,191)
Decrease in net assets from operations	$(4,642,106)
18	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-23 (unaudited)	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income	$13,317,085	$27,583,015
Net realized loss	(13,507,261)	(1,138,431)
Change in net unrealized appreciation (depreciation)	(4,451,930)	(134,018,236)
Decrease in net assets resulting from operations	(4,642,106)	(107,573,652)
Distributions to shareholders
From earnings
Class NAV	—	(58,975,191)
Total distributions	—	(58,975,191)
From fund share transactions	(77,043,268)	78,262,845
Total decrease	(81,685,374)	(88,285,998)
Net assets
Beginning of period	1,062,490,369	1,150,776,367
End of period	$980,804,995	$1,062,490,369
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	19

Financial highlights
CLASS NAV SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$11.19	$13.28	$10.10	$6.61	$10.01	$10.00
Net investment income[2]	0.14	0.31	0.25	0.18	0.20	0.21
Net realized and unrealized gain (loss) on investments	(0.22)	(1.73)	3.23	3.54	(3.16)	0.07
Total from investment operations	(0.08)	(1.42)	3.48	3.72	(2.96)	0.28
Less distributions
From net investment income	—	(0.28)	(0.30)	(0.23)	(0.28)	(0.19)
From net realized gain	—	(0.39)	—	—	(0.16)	(0.08)
Total distributions	—	(0.67)	(0.30)	(0.23)	(0.44)	(0.27)
Net asset value, end of period	$11.11	$11.19	$13.28	$10.10	$6.61	$10.01
Total return (%)[3]	(0.71)[4]	(10.55)	34.95	56.64	(30.92)	3.07
Ratios and supplemental data
Net assets, end of period (in millions)	$981	$1,062	$1,151	$963	$684	$998
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[5]	0.92	0.91	0.93	0.93	0.94
Expenses including reductions	0.87[5]	0.87	0.85	0.87	0.87	0.88
Net investment income	2.53[5]	2.65	2.20	2.07	2.05	2.07
Portfolio turnover (%)	26	60	49	82	61	73

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	21

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2023, by major security category or type:
	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$14,137,877	—	$14,137,877	—
Consumer discretionary	13,037,884	$5,282,674	7,755,210	—
Consumer staples	972,094	972,094	—	—
Energy	344,796,470	274,762,705	70,033,765	—
Financials	2,708,169	2,708,169	—	—
Industrials	19,068,235	7,080,782	11,987,453	—
Information technology	10,459,877	8,900,425	1,559,452	—
Materials	167,217,330	156,839,699	10,377,631	—
Real estate	337,427,241	269,459,184	67,968,057	—
Utilities	51,860,133	33,624,995	18,235,138	—
Warrants	698,315	698,315	—	—
Short-term investments	53,364,690	35,123,515	18,241,175	—
Total investments in securities	$1,015,748,315	$795,452,557	$220,295,758	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement
22	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2023, the fund loaned securities valued at $35,452,140 and received $35,112,882 of cash collateral.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	23

In addition, non-cash collateral of approximately $1,787,575 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2023 were $3,598.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
24	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Manulife Investment Management (North America) Limited and Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $301,454 for the six months ended September 30, 2023.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	25

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2023, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended September 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$1,850,000	2	5.805%	$(597)
Lender	$2,150,000	2	5.671%	$677
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2023 and for the year ended March 31, 2023 were as follows:
	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,484,398	$50,929,955	11,853,285	$132,278,372
Distributions reinvested	—	—	5,435,501	58,975,191
Repurchased	(11,175,630)	(127,973,223)	(8,994,273)	(112,990,718)
Net increase (decrease)	(6,691,232)	$(77,043,268)	8,294,513	$78,262,845
Total net increase (decrease)	(6,691,232)	$(77,043,268)	8,294,513	$78,262,845
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $269,780,896 and $339,792,952, respectively, for the six months ended September 30, 2023.
26	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2023, funds within the John Hancock group of funds complex held 100.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	32.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	22.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.9%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	6.2%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	6.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,513,863	$49,272,079	$154,920,348	$(169,065,558)	$9,318	$(12,672)	$309,185	—	$35,123,515

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	27

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with Manulife Investment Management (North America) Limited hereinafter referred to as Manulife IM (NA) and Wellington Management Company LLP (Wellington, and together with Manulife IM (NA)) (the Subadvisors) for John Hancock Diversified Real Assets Fund (the fund). The Advisory Agreement and the Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 26-29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 30-June 1, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26-29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from each Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of Manulife IM (NA) with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisors in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
28	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by each Subadvisor, and is also responsible for monitoring and reviewing the activities of each Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	29

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one- and three-year periods ended December 31, 2022. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and each Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisors, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Wellington. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and
30	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Subadvisors’ services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that Manulife IM (NA) is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length with respect to Wellington;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	31

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisors’ businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Wellington.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to each Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the
32	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with Wellington and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by Wellington from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to Wellington) of any material relationships with respect to Wellington, which include arrangements in which Wellington or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors’ relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged by each Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted the Subadvisors’ long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	33

* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.
34	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (North America) Limited (Manulife IM (NA))
Wellington Management Company LLP (Wellington)
Portfolio Managers
The Investment Management Teams at
Manulife IM (NA) and Wellington
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	35

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
DRASA 9/23
11/2023

Semiannual report
John Hancock
Fundamental Equity Income Fund
U.S. equity
September 30, 2023

A message to shareholders
Dear shareholder,
U.S. stocks posted gains for the six months ended September 30, 2023, although losses were experienced in August and September. Although the U.S. Federal Reserve continued to raise interest rates, falling inflation gave investors confidence that the tightening cycle would likely recede at some point within the next year. Economic growth, while slowing, remained in positive territory even as interest rates rose. Together, these factors helped stocks overcome potential headwinds such as ongoing geopolitical instability. However, the conflict in the Gaza Strip, which started just after period end, could signal more volatility.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Equity Income Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
13	Financial highlights
14	Notes to financial statements
19	Evaluation of advisory and subadvisory agreements by the Board of Trustees
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation and current income.
TOTAL RETURNS AS OF 9/30/2023 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2023 (% of net assets)
Crown Castle, Inc.	4.9
Citigroup, Inc.	3.5
KKR & Company, Inc.	3.5
GSK PLC, ADR	3.3
Nasdaq, Inc.	3.1
Kinder Morgan, Inc.	3.0
Elevance Health, Inc.	3.0
Suncor Energy, Inc.	2.9
LyondellBasell Industries NV, Class A	2.9
American Tower Corp.	2.8
TOTAL	32.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	3

COUNTRY COMPOSITION AS OF 9/30/2023 (% of net assets)
United States	88.4
United Kingdom	3.3
Canada	2.9
France	2.5
Switzerland	1.8
Belgium	1.1
TOTAL	100.0
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2023	Ending value on 9-30-2023	Expenses paid during period ended 9-30-2023[1]	Annualized expense ratio
Class I	Actual expenses/actual returns	$1,000.00	$1,006.70	$4.16	0.83%
	Hypothetical example	1,000.00	1,020.90	4.19	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-23 (unaudited)
	Shares	Value
Common stocks 93.9%		$6,278,845
(Cost $6,204,052)
Communication services 5.0%		335,222
Interactive media and services 3.0%
Alphabet, Inc., Class A (A)	1,027	134,393
Meta Platforms, Inc., Class A (A)	221	66,346
Media 2.0%
Comcast Corp., Class A	3,033	134,483
Consumer discretionary 5.1%		342,256
Broadline retail 2.0%
Amazon.com, Inc. (A)	508	64,577
eBay, Inc.	1,572	69,309
Hotels, restaurants and leisure 0.9%
Vail Resorts, Inc.	278	61,685
Household durables 2.2%
Lennar Corp., A Shares	1,307	146,685
Consumer staples 7.8%		524,264
Beverages 1.1%
Anheuser-Busch InBev SA/NV, ADR	1,327	73,383
Consumer staples distribution and retail 2.7%
Walmart, Inc.	1,145	183,120
Food products 2.5%
Danone SA, ADR	14,848	164,293
Household products 1.5%
Reynolds Consumer Products, Inc.	4,037	103,468
Energy 8.4%		560,591
Oil, gas and consumable fuels 8.4%
Cheniere Energy, Inc.	798	132,436
Kinder Morgan, Inc.	12,020	199,292
Suncor Energy, Inc.	5,647	194,144
Valero Energy Corp.	245	34,719
Financials 24.2%		1,618,889
Banks 8.4%
Bank of America Corp.	5,405	147,989
Citigroup, Inc.	5,671	233,250
First Hawaiian, Inc.	5,205	93,950
Wells Fargo & Company	2,052	83,845
Capital markets 14.1%
KKR & Company, Inc.	3,777	232,663
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	7

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	2,007	$163,912
Nasdaq, Inc.	4,244	206,216
S&P Global, Inc.	232	84,775
State Street Corp.	2,007	134,389
The Goldman Sachs Group, Inc.	372	120,368
Consumer finance 0.9%
American Express Company	407	60,720
Financial services 0.8%
Visa, Inc., Class A	247	56,812
Health care 16.1%		1,073,943
Biotechnology 4.3%
Amgen, Inc.	206	55,365
Gilead Sciences, Inc.	1,888	141,487
Moderna, Inc. (A)	872	90,069
Health care equipment and supplies 1.4%
Becton, Dickinson and Company	363	93,846
Health care providers and services 3.0%
Elevance Health, Inc.	457	198,987
Life sciences tools and services 1.0%
Thermo Fisher Scientific, Inc.	132	66,814
Pharmaceuticals 6.4%
Bristol-Myers Squibb Company	953	55,312
GSK PLC, ADR	6,146	222,791
Merck & Company, Inc.	323	33,253
Novartis AG, ADR	1,139	116,019
Industrials 5.5%		368,256
Aerospace and defense 0.6%
RTX Corp.	559	40,231
Air freight and logistics 2.2%
United Parcel Service, Inc., Class B	920	143,400
Ground transportation 1.7%
Union Pacific Corp.	570	116,069
Machinery 1.0%
Parker-Hannifin Corp.	176	68,556
Information technology 9.1%		608,538
Semiconductors and semiconductor equipment 3.9%
Analog Devices, Inc.	943	165,110
Texas Instruments, Inc.	609	96,837
8	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software 5.2%
Microsoft Corp.	517	$163,243
Oracle Corp.	1,731	183,348
Materials 2.9%		191,483
Chemicals 2.9%
LyondellBasell Industries NV, Class A	2,022	191,483
Real estate 9.8%		655,403
Specialized REITs 9.8%
American Tower Corp.	1,118	183,855
Crown Castle, Inc.	3,572	328,731
Lamar Advertising Company, Class A	1,711	142,817

	Yield (%)	Shares	Value
Short-term investments 6.3%			$422,528
(Cost $422,508)
Short-term funds 6.3%			422,528
John Hancock Collateral Trust (B)	5.2943(C)	42,271	422,528

Total investments (Cost $6,626,560) 100.2%	$6,701,373
Other assets and liabilities, net (0.2%)	(11,255)
Total net assets 100.0%	$6,690,118

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
At 9-30-23, the aggregate cost of investments for federal income tax purposes was $6,636,216. Net unrealized appreciation aggregated to $65,157, of which $494,117 related to gross unrealized appreciation and $428,960 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $6,204,052)	$6,278,845
Affiliated investments, at value (Cost $422,508)	422,528
Total investments, at value (Cost $6,626,560)	6,701,373
Dividends and interest receivable	5,848
Receivable from affiliates	3,547
Other assets	942
Total assets	6,711,710
Liabilities
Payable to affiliates
Accounting and legal services fees	95
Transfer agent fees	640
Trustees’ fees	6
Other liabilities and accrued expenses	20,851
Total liabilities	21,592
Net assets	$6,690,118
Net assets consist of
Paid-in capital	$6,309,642
Total distributable earnings (loss)	380,476
Net assets	$6,690,118

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($6,690,118 ÷ 622,993 shares)	$10.74
10	JOHN HANCOCK Fundamental Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-23 (unaudited)

Investment income
Dividends	$95,341
Dividends from affiliated investments	8,850
Less foreign taxes withheld	(1,566)
Total investment income	102,625
Expenses
Investment management fees	20,449
Accounting and legal services fees	644
Transfer agent fees	4,076
Trustees’ fees	66
Custodian fees	6,098
Printing and postage	6,680
Professional fees	13,978
Other	5,387
Total expenses	57,378
Less expense reductions	(29,103)
Net expenses	28,275
Net investment income	74,350
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	245,532
Affiliated investments	2
245,534
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(279,546)
Affiliated investments	(24)
(279,570)
Net realized and unrealized loss	(34,036)
Increase in net assets from operations	$40,314
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-23 (unaudited)	Period ended 3-31-23[1]
Increase (decrease) in net assets
From operations
Net investment income	$74,350	$68,462
Net realized gain	245,534	48,996
Change in net unrealized appreciation (depreciation)	(279,570)	354,383
Increase in net assets resulting from operations	40,314	471,841
Distributions to shareholders
From earnings
Class I	(63,489)	(73,690)
Total distributions	(63,489)	(73,690)
From fund share transactions	63,489	6,251,653
Total increase	40,314	6,649,804
Net assets
Beginning of period	6,649,804	—
End of period	$6,690,118	$6,649,804

[1]	Period from 6-28-22 (commencement of operations) to 3-31-23.
12	JOHN HANCOCK Fundamental Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS I SHARES Period ended	9-30-23[1]	3-31-23[2]
Per share operating performance
Net asset value, beginning of period	$10.77	$10.00
Net investment income[3]	0.12	0.13
Net realized and unrealized gain (loss) on investments	(0.05)	0.78
Total from investment operations	0.07	0.91
Less distributions
From net investment income	(0.10)	(0.14)
Net asset value, end of period	$10.74	$10.77
Total return (%)[4]	0.67[5]	9.22[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68[6]	4.25[7]
Expenses including reductions	0.83[6]	0.82[7]
Net investment income	2.18[6]	1.72[6]
Portfolio turnover (%)	16	26

[1]	Six months ended 9-30-23. Unaudited.
[2]	Period from 6-28-22 (commencement of operations) to 3-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	13

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Equity Income Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
14	JOHN HANCOCK Fundamental Equity Income Fund | SEMIANNUAL REPORT

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	15

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $1 billion of the fund’s average daily net assets; (b) 0.585% of the next $1 billion of the fund’s average daily net assets; and (c) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b)
16	JOHN HANCOCK Fundamental Equity Income Fund | SEMIANNUAL REPORT

brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to August 1, 2023, this agreement was voluntary.
The expense reductions described above amounted to $29,103 for the six months ended September 30, 2023.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2023, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended September 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2023 and for the period ended March 31, 2023 were as follows:
	Six Months Ended 9-30-23		Period ended 3-31-23[1]
	Shares	Amount	Shares	Amount
Class I shares
Sold	—	—	615,061	$6,230,003
Distributions reinvested	5,840	$63,489	2,092	21,650
Net increase	5,840	$63,489	617,153	$6,251,653
Total net increase	5,840	$63,489	617,153	$6,251,653

[1]	Period from 6-28-22 (commencement of operations) to 3-31-23.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	17

Affiliates of the fund owned 100% of shares of Class I on September 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,064,597 and $1,157,942, respectively, for the six months ended September 30, 2023.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	42,271	$270,001	$328,794	$(176,245)	$2	$(24)	$8,850	—	$422,528
18	JOHN HANCOCK Fundamental Equity Income Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Fundamental Equity Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26-29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 30 – June 1, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 26-29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year  was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	19

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the subadvisors’ investment performance and compliance programs, such as the subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
20	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index since its inception for the period ended December 31, 2022. The Board also noted that the fund outperformed its peer group median since its inception for the period ended December 31, 2022. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to its peer group median since its inception. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	21

the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds.
The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor will also provide administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund will be paid by Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund is reasonable and not excessive.
Economies of Scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
22	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the fund and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(c)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, Extent, and Quality of Services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	23

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund, as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager,
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
24	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Michael J. Mattioli, CFA
Nicholas P. Renart
Emory W. Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	25

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3149091	490SA 9/23
11/2023

Semiannual report
John Hancock
Mid Cap Growth Fund
U.S. equity
September 30, 2023

A message to shareholders
Dear shareholder,
U.S. stocks posted gains for the six months ended September 30, 2023, although losses were experienced in August and September. Although the U.S. Federal Reserve continued to raise interest rates, falling inflation gave investors confidence that the tightening cycle would likely recede at some point within the next year. Economic growth, while slowing, remained in positive territory even as interest rates rose. Together, these factors helped stocks overcome potential headwinds such as ongoing geopolitical instability. However, the conflict in the Gaza Strip, which started just after period end, could signal more volatility.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Mid Cap Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
18	Notes to financial statements
26	Evaluation of advisory and subadvisory agreements by the Board of Trustees
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2023 (%)

The Russell Midcap Growth Index tracks the performance of publicly traded mid-cap companies with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class 1 of the Accounting Survivor commenced operations on 10-17-05. Class R6 shares of the fund were first offered on 10-18-21. Class A shares of the fund were first offered on 11-5-21. Class A returns prior to 10-18-21 are those of Class 1 shares of the Accounting Survivor and returns from 10-18-21 to Class A launch are those of Class R6 shares of the fund that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2023 (% of net assets)
iShares Russell Mid-Cap Growth ETF	4.9
Veeva Systems, Inc., Class A	3.8
Spotify Technology SA	3.4
Align Technology, Inc.	3.3
Workday, Inc., Class A	3.3
Vanguard Mid-Cap Growth ETF	3.1
Flex, Ltd.	2.9
Celsius Holdings, Inc.	2.8
DexCom, Inc.	2.8
Ross Stores, Inc.	2.5
TOTAL	32.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2023	Ending value on 9-30-2023	Expenses paid during period ended 9-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$970.70	$5.81	1.18%
	Hypothetical example	1,000.00	1,019.10	5.96	1.18%
Class C	Actual expenses/actual returns	1,000.00	967.30	9.49	1.93%
	Hypothetical example	1,000.00	1,015.40	9.72	1.93%
Class I	Actual expenses/actual returns	1,000.00	972.30	4.59	0.93%
	Hypothetical example	1,000.00	1,020.40	4.70	0.93%
Class R6	Actual expenses/actual returns	1,000.00	973.10	4.04	0.82%
	Hypothetical example	1,000.00	1,020.90	4.14	0.82%
Class NAV	Actual expenses/actual returns	1,000.00	973.10	4.00	0.81%
	Hypothetical example	1,000.00	1,021.00	4.09	0.81%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	5

Fund’s investments
AS OF 9-30-23 (unaudited)
	Shares	Value
Common stocks 89.0%		$1,138,788,192
(Cost $1,095,766,297)
Communication services 7.1%		91,131,686
Entertainment 6.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	284,639	17,733,010
Liberty Media Corp.-Liberty Live, Series C (A)	12,182	391,042
Live Nation Entertainment, Inc. (A)	245,290	20,368,882
Spotify Technology SA (A)	278,630	43,087,343
Interactive media and services 0.7%
ZoomInfo Technologies, Inc. (A)	582,403	9,551,409
Consumer discretionary 14.2%		181,383,683
Automobile components 2.3%
Mobileye Global, Inc., Class A (A)(B)	722,326	30,012,645
Automobiles 1.4%
Rivian Automotive, Inc., Class A (A)	740,698	17,984,147
Broadline retail 1.1%
Global-e Online, Ltd. (A)	345,415	13,726,792
Diversified consumer services 1.3%
Duolingo, Inc. (A)	100,100	16,603,587
Hotels, restaurants and leisure 2.4%
Chipotle Mexican Grill, Inc. (A)	6,661	12,201,820
Las Vegas Sands Corp.	402,839	18,466,140
Household durables 1.2%
Lennar Corp., A Shares	131,951	14,808,861
Specialty retail 2.5%
Ross Stores, Inc.	288,642	32,602,114
Textiles, apparel and luxury goods 2.0%
Deckers Outdoor Corp. (A)	48,586	24,977,577
Consumer staples 4.8%		61,378,000
Beverages 2.8%
Celsius Holdings, Inc. (A)	211,534	36,299,234
Food products 0.2%
Lamb Weston Holdings, Inc.	28,721	2,655,544
Personal care products 1.8%
e.l.f. Beauty, Inc. (A)	204,163	22,423,222
Energy 5.1%		65,163,204
Oil, gas and consumable fuels 5.1%
Cheniere Energy, Inc.	115,480	19,165,061
Diamondback Energy, Inc.	98,612	15,273,027
6	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Pioneer Natural Resources Company	58,443	$13,415,591
Targa Resources Corp.	201,931	17,309,525
Financials 6.3%		80,124,216
Capital markets 4.4%
Ares Management Corp., Class A	242,462	24,942,066
Tradeweb Markets, Inc., Class A	392,805	31,502,961
Financial services 1.9%
Block, Inc. (A)	535,002	23,679,189
Health care 21.8%		279,066,282
Biotechnology 3.1%
Exact Sciences Corp. (A)	424,091	28,931,488
United Therapeutics Corp. (A)	48,552	10,966,440
Health care equipment and supplies 10.4%
Align Technology, Inc. (A)	136,092	41,551,609
DexCom, Inc. (A)	386,801	36,088,533
Inspire Medical Systems, Inc. (A)	92,271	18,310,257
Insulet Corp. (A)	115,223	18,376,916
Shockwave Medical, Inc. (A)	91,784	18,274,194
Health care providers and services 1.4%
agilon health, Inc. (A)(B)	1,043,292	18,528,866
Health care technology 3.8%
Veeva Systems, Inc., Class A (A)	238,505	48,523,842
Life sciences tools and services 2.2%
Agilent Technologies, Inc.	111,052	12,417,835
Medpace Holdings, Inc. (A)	66,715	16,153,703
Pharmaceuticals 0.9%
Jazz Pharmaceuticals PLC (A)	84,538	10,942,599
Industrials 13.8%		176,163,401
Aerospace and defense 2.1%
Axon Enterprise, Inc. (A)	137,553	27,371,671
Building products 1.1%
Builders FirstSource, Inc. (A)	111,148	13,836,815
Commercial services and supplies 2.2%
Copart, Inc. (A)	652,058	28,097,179
Construction and engineering 2.0%
Fluor Corp. (A)	702,684	25,788,503
Machinery 1.3%
The Toro Company	198,725	16,514,048
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	7

	Shares	Value
Industrials (continued)
Professional services 5.1%
EXL Service Holdings, Inc. (A)	671,080	$18,817,083
KBR, Inc.	243,496	14,351,654
Paycom Software, Inc.	121,057	31,386,448
Information technology 12.5%		160,365,873
Electronic equipment, instruments and components 2.9%
Flex, Ltd. (A)	1,398,127	37,721,466
IT services 3.2%
Gartner, Inc. (A)	37,094	12,745,869
MongoDB, Inc. (A)	24,813	8,581,824
Snowflake, Inc., Class A (A)	132,314	20,213,610
Semiconductors and semiconductor equipment 3.1%
First Solar, Inc. (A)	49,298	7,966,064
MKS Instruments, Inc.	142,017	12,290,151
Universal Display Corp.	122,342	19,206,471
Software 3.3%
Klaviyo, Inc., Class A (A)(B)	6,200	213,900
Workday, Inc., Class A (A)	192,816	41,426,518
Materials 1.2%		15,470,894
Construction materials 1.2%
Vulcan Materials Company	76,581	15,470,894
Real estate 2.2%		28,540,953
Real estate management and development 2.2%

CoStar Group, Inc. (A)	371,192	28,540,953

Preferred securities 0.6%		$7,082,780
(Cost $9,360,258)
Information technology 0.6%		7,082,780
Software 0.6%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	3,787,465

Lookout, Inc., Series F (A)(C)(D)	392,767	3,295,315
Exchange-traded funds 8.0%		$102,359,511
(Cost $104,742,290)
iShares Russell Mid-Cap Growth ETF (B)	679,325	62,056,339
Vanguard Mid-Cap Growth ETF	206,927	40,303,172

8	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 3.9%			$50,075,637
(Cost $50,074,889)
Short-term funds 3.9%			50,075,637
John Hancock Collateral Trust (E)	5.2943(F)	2,445,314	24,442,630
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2787(F)	25,633,007	25,633,007

Total investments (Cost $1,259,943,734) 101.5%	$1,298,306,120
Other assets and liabilities, net (1.5%)	(18,979,218)
Total net assets 100.0%	$1,279,326,902

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 9-30-23.
At 9-30-23, the aggregate cost of investments for federal income tax purposes was $1,266,619,098. Net unrealized appreciation aggregated to $31,687,022, of which $153,697,153 related to gross unrealized appreciation and $122,010,131 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,235,501,852) including $23,964,532 of securities loaned	$1,273,863,490
Affiliated investments, at value (Cost $24,441,882)	24,442,630
Total investments, at value (Cost $1,259,943,734)	1,298,306,120
Dividends and interest receivable	277,997
Receivable for fund shares sold	109,324
Receivable for investments sold	5,820,786
Receivable for securities lending income	3,898
Other assets	211,208
Total assets	1,304,729,333
Liabilities
Payable for investments purchased	119,328
Payable for fund shares repurchased	647,658
Payable upon return of securities loaned	24,470,922
Payable to affiliates
Accounting and legal services fees	60,181
Transfer agent fees	3,563
Other liabilities and accrued expenses	100,779
Total liabilities	25,402,431
Net assets	$1,279,326,902
Net assets consist of
Paid-in capital	$1,537,183,317
Total distributable earnings (loss)	(257,856,415)
Net assets	$1,279,326,902

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($23,276,584 ÷ 1,801,448 shares)[1]	$12.92
Class C ($100,066 ÷ 7,859 shares)[1]	$12.73
Class I ($3,529,864 ÷ 271,849 shares)	$12.98
Class R6 ($272,080,141 ÷ 20,904,129 shares)	$13.02
Class NAV ($980,340,247 ÷ 75,317,312 shares)	$13.02
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.60

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-23 (unaudited)

Investment income
Dividends	$3,372,088
Securities lending	189,659
Total investment income	3,561,747
Expenses
Investment management fees	5,721,840
Distribution and service fees	28,404
Accounting and legal services fees	145,951
Transfer agent fees	23,130
Trustees’ fees	16,099
Custodian fees	79,907
State registration fees	48,563
Printing and postage	14,576
Professional fees	53,707
Other	26,696
Total expenses	6,158,873
Less expense reductions	(530,511)
Net expenses	5,628,362
Net investment loss	(2,066,615)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	21,713,832
Affiliated investments	(10,190)
21,703,642
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(50,246,104)
Affiliated investments	(598)
(50,246,702)
Net realized and unrealized loss	(28,543,060)
Decrease in net assets from operations	$(30,609,675)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-23 (unaudited)	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment loss	$(2,066,615)	$(3,416,409)
Net realized gain (loss)	21,703,642	(303,317,295)
Change in net unrealized appreciation (depreciation)	(50,246,702)	29,546,047
Decrease in net assets resulting from operations	(30,609,675)	(277,187,657)
Distributions to shareholders
From earnings
Class A	—	(838,676)
Class C	—	(7,763)
Class I	—	(240,504)
Class R6	—	(20,042,927)
Class NAV	—	(71,562,747)
Total distributions	—	(92,692,617)
From fund share transactions	(80,669,945)	63,893,824
Total decrease	(111,279,620)	(305,986,450)
Net assets
Beginning of period	1,390,606,522	1,696,592,972
End of period	$1,279,326,902	$1,390,606,522
12	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-23[1]	3-31-23	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$13.31	$17.26	$22.29
Net investment loss[3]	(0.04)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.35)	(2.96)	(4.96)
Total from investment operations	(0.39)	(3.03)	(5.03)
Less distributions
From net realized gain	—	(0.92)	—
Total distributions	—	(0.92)	—
Net asset value, end of period	$12.92	$13.31	$17.26
Total return (%)[4,5]	(2.93)[6]	(17.12)	(22.57)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$19	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[7]	1.26	1.24[8]
Expenses including reductions	1.18[7]	1.18	1.17[8]
Net investment loss	(0.66)[7]	(0.53)	(0.98)[8]
Portfolio turnover (%)	48	102	69[9]

[1]	Six months ended 9-30-23. Unaudited.
[2]	The inception date for Class A shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	13

CLASS C SHARES Period ended	9-30-23[1]	3-31-23	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$13.16	$17.21	$22.29
Net investment loss[3]	(0.09)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.34)	(2.96)	(4.95)
Total from investment operations	(0.43)	(3.13)	(5.08)
Less distributions
From net realized gain	—	(0.92)	—
Total distributions	—	(0.92)	—
Net asset value, end of period	$12.73	$13.16	$17.21
Total return (%)[4,5]	(3.27)[6]	(17.76)	(22.79)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01[8]	2.01	1.98[9]
Expenses including reductions	1.93[8]	1.93	1.92[9]
Net investment loss	(1.41)[8]	(1.28)	(1.77)[9]
Portfolio turnover (%)	48	102	69[10]

[1]	Six months ended 9-30-23. Unaudited.
[2]	The inception date for Class C shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
[10]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
14	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-23[1]	3-31-23	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$13.36	$17.28	$22.29
Net investment loss[3]	(0.03)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.35)	(2.95)	(4.96)
Total from investment operations	(0.38)	(3.00)	(5.01)
Less distributions
From net realized gain	—	(0.92)	—
Total distributions	—	(0.92)	—
Net asset value, end of period	$12.98	$13.36	$17.28
Total return (%)[4]	(2.77)[5]	(16.98)	(22.48)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.01	0.99[7]
Expenses including reductions	0.93[6]	0.93	0.92[7]
Net investment loss	(0.42)[6]	(0.35)	(0.80)[7]
Portfolio turnover (%)	48	102	69[8]

[1]	Six months ended 9-30-23. Unaudited.
[2]	The inception date for Class I shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	15

CLASS R6 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22[2,3]	8-31-21[3]	8-31-20[3]	8-31-19[3]	8-31-18[3]
Per share operating performance
Net asset value, beginning of period	$13.38	$17.29	$28.81	$27.74	$22.24	$25.90	$22.14
Net investment loss[4]	(0.02)	(0.03)	(0.08)	(0.20)	(0.11)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.34)	(2.96)	(4.17)	8.88	8.38	0.28	6.01
Total from investment operations	(0.36)	(2.99)	(4.25)	8.68	8.27	0.16	5.91
Less distributions
From net realized gain	—	(0.92)	(7.27)	(7.61)	(2.77)	(3.82)	(2.15)
Total distributions	—	(0.92)	(7.27)	(7.61)	(2.77)	(3.82)	(2.15)
Net asset value, end of period	$13.02	$13.38	$17.29	$28.81	$27.74	$22.24	$25.90
Total return (%)[5]	(2.69)[6]	(16.81)	(20.41)[6]	33.87	41.40	5.71	28.68
Ratios and supplemental data
Net assets, end of period (in millions)	$272	$299	$399	$631	$547	$438	$447
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[7]	0.90	0.88[8]	0.92	0.92	0.92	0.92
Expenses including reductions	0.82[7]	0.83	0.82[8]	0.91	0.92	0.92	0.91
Net investment loss	(0.30)[7]	(0.26)	(0.65)[8]	(0.72)	(0.51)	(0.54)	(0.44)
Portfolio turnover (%)	48	102	69	91	86	61[9]	67

[1]	Six months ended 9-30-23. Unaudited.
[2]	For the seven-month period ended 3-31-22. The inception date for Class R6 shares is 10-18-21. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[3]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Excludes merger activity.
16	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-23[1]	3-31-23	3-31-22[2,3]	8-31-21[3]	8-31-20[3]	8-31-19[3]	8-31-18[3]
Per share operating performance
Net asset value, beginning of period	$13.38	$17.29	$28.81	$27.61	$22.09	$25.66	$21.90
Net investment loss[4]	(0.02)	(0.03)	(0.08)	(0.19)	(0.10)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.34)	(2.96)	(4.17)	8.86	8.34	0.29	5.95
Total from investment operations	(0.36)	(2.99)	(4.25)	8.67	8.24	0.18	5.86
Less distributions
From net realized gain	—	(0.92)	(7.27)	(7.47)	(2.72)	(3.75)	(2.10)
Total distributions	—	(0.92)	(7.27)	(7.47)	(2.72)	(3.75)	(2.10)
Net asset value, end of period	$13.02	$13.38	$17.29	$28.81	$27.61	$22.09	$25.66
Total return (%)[5]	(2.69)[6]	(16.86)	(20.37)[6]	33.91	41.47	5.74	28.75
Ratios and supplemental data
Net assets, end of period (in millions)	$980	$1,069	$1,289	$1,515	$1,294	$1,153	$1,258
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	0.89	0.87[8]	0.87	0.87	0.87	0.87
Expenses including reductions	0.81[7]	0.82	0.81[8]	0.86	0.87	0.87	0.86
Net investment loss	(0.29)[7]	(0.24)	(0.65)[8]	(0.67)	(0.46)	(0.49)	(0.39)
Portfolio turnover (%)	48	102	69	91	86	61[9]	67

[1]	Six months ended 9-30-23. Unaudited.
[2]	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[3]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. As a result, the per share operating performance has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.98073, as the Accounting Survivor’s net asset value was $28.7711 while the fund’s net asset value was $28.2165 on the date of reorganization.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Mid Cap Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
18	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2023, by major security category or type:
	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,138,788,192	$1,138,788,192	—	—
Preferred securities	7,082,780	—	—	$7,082,780
Exchange-traded funds	102,359,511	102,359,511	—	—
Short-term investments	50,075,637	50,075,637	—	—
Total investments in securities	$1,298,306,120	$1,291,223,340	—	$7,082,780
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	19

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2023, the fund loaned securities valued at $23,964,532 and received $24,470,922 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2023 were $4,103.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2023, the fund has a short-term capital loss carryforward of $198,009,209 and a long-term capital loss carryforward of $111,171,173 available to offset future net realized capital gains. These carryforwards do not expire.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
20	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.875% of the first $200 million of the fund’s aggregate net assets; (b) 0.850% of the next $300 million of the fund’s aggregate net assets; (c) 0.825% of the next $2.7 billion of the fund’s aggregate net assets; (d) 0.800% of the next $500 million of the fund’s aggregate net assets; (e) 0.775% of the next $500 million of the fund’s aggregate net assets and (f) 0.755% of the fund’s aggregate net assets in excess of $4.2 billion. Aggregate net assets include net assets of the fund and Mid Cap Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.07% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	21

For the six months ended September 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$8,639
Class C	43
Class I	1,380
Class	Expense reduction
Class R6	$113,790
Class NAV	406,659
Total	$530,511

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2023, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $11,153 for the six months ended September 30, 2023. Of this amount, $1,896 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $9,257 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2023, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
22	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$27,854	$13,268
Class C	550	66
Class I	—	2,146
Class R6	—	7,650
Total	$28,404	$23,130
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2023 and for the year ended March 31, 2023 were as follows:
	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	609,587	$8,274,848	1,290,175	$17,142,322
Distributions reinvested	—	—	68,019	838,676
Repurchased	(209,873)	(2,830,662)	(222,809)	(2,940,226)
Net increase	399,714	$5,444,186	1,135,385	$15,040,772
Class C shares
Sold	307	$4,224	6,534	$86,368
Distributions reinvested	—	—	466	5,695
Repurchased	(1,289)	(16,958)	(986)	(13,785)
Net increase (decrease)	(982)	$(12,734)	6,014	$78,278
Class I shares
Sold	40,291	$562,003	104,458	$1,354,698
Distributions reinvested	—	—	19,443	240,504
Repurchased	(83,186)	(1,086,249)	(56,692)	(741,105)
Net increase (decrease)	(42,895)	$(524,246)	67,209	$854,097
Class R6 shares
Sold	452,455	$6,293,411	1,089,384	$14,697,891
Distributions reinvested	—	—	1,617,670	20,042,927
Repurchased	(1,861,421)	(25,744,441)	(3,472,179)	(46,671,150)
Net decrease	(1,408,966)	$(19,451,030)	(765,125)	$(11,930,332)
SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	23

	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,483,234	$33,506,531	9,998,344	$133,937,239
Distributions reinvested	—	—	5,775,847	71,562,747
Repurchased	(7,079,972)	(99,632,652)	(10,398,844)	(145,648,977)
Net increase (decrease)	(4,596,738)	$(66,126,121)	5,375,347	$59,851,009
Total net increase (decrease)	(5,649,867)	$(80,669,945)	5,818,830	$63,893,824
Affiliates of the fund owned 29% and 100% of shares of Class C and Class NAV, respectively, on September 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $646,013,615 and $739,956,654, respectively, for the six months ended September 30, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2023, funds within the John Hancock group of funds complex held 74.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	25.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.8%
24	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,445,314	$44,683,221	$264,292,932	$(284,522,735)	$(10,190)	$(598)	$189,659	—	$24,442,630

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.3%	$3,787,465
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.3%	3,295,315
								$7,082,780

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	25

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Mid Cap Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26-29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 30-June 1, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26-29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
26	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	27

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the five-year period ended December 31, 2022, and underperformed for the one- three- and ten-year periods. The Board also noted that the fund outperformed its peer group median for the five- and ten-year periods ended December 31, 2022 and underperformed for the one- and three-year periods. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index five-year period and to the peer group median for the five- and ten-year periods. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and the net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The
28	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT

Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(i)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	29

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(c)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(d)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
30	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fee is higher than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	31

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
32	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Mario E. Abularach, CFA, CMT
Stephen Mortimer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	33

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3149107	481SA 9/23
11/2023

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
--------------------------------
Kristie M. Feinberg
President
Date:	October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President
Date:	October 30, 2023
By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer
Date:	October 30, 2023